Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
OneMain Holdings Inc [Member]
Variable Interest Entities

10. Variable Interest Entities

As part of our overall funding strategy and as part of our efforts to support our liquidity from sources other than our traditional capital market sources, we have transferred certain finance receivables to VIEs for securitization transactions. Since these transactions involve securitization trusts required to be consolidated, the securitized assets and related liabilities are included in our condensed consolidated financial statements and are accounted for as secured borrowings.

CONSOLIDATED VIES

We evaluated the securitization trusts and determined that these entities are VIEs of which SFC or OMFH is the primary beneficiary, and therefore, we consolidated such entities. SFC or OMFH is deemed to be the primary beneficiary of each of these VIEs because SFC or OMFH has the ability to direct the activities of each VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to each VIE. Such ability arises from SFC’s or OMFH’s and their affiliates’ contractual right to service the securitized finance receivables. Our retained subordinated notes and residual interest trust certificates expose us to potentially significant losses and potentially significant returns.

The asset-backed securities issued by the securitization trusts are supported by the expected cash flows from the underlying securitized finance receivables. Cash inflows from these finance receivables are distributed to investors and service providers in accordance with each transaction’s contractual priority of payments (“waterfall”) and, as such, most of these inflows must be directed first to service and repay each trust’s senior notes or certificates held principally by third-party investors. The holders of the asset-backed securities have no recourse to the Company if the cash flows from the underlying qualified securitized assets are not sufficient to pay all principal and interest on the asset-backed securities. After these senior obligations are extinguished, substantially all cash inflows will be directed to the subordinated notes until fully repaid and, thereafter, to the residual interest that we own in each securitization trust. We retain interests in these securitization transactions, including residual interests in each securitization trust and, in some cases, subordinated securities issued by the VIEs. We retain credit risk in the securitizations through our ownership of the residual interest in each securitization trust, and, in some cases, ownership of the most subordinated class of asset-backed securities, which are the first to absorb credit losses on the securitized assets. We expect that any credit losses in the pools of securitized assets will likely be limited to our subordinated and residual retained interests. We have no obligation to repurchase or replace qualified securitized assets that subsequently become delinquent or are otherwise in default.

We parenthetically disclose on our consolidated balance sheets the VIE’s assets that can only be used to settle the VIE’s obligations and liabilities if its creditors have no recourse against the primary beneficiary’s general credit. The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)	September 30, 2016	December 31, 2015

Assets
Cash and cash equivalents	$4	$11
Finance receivables:
Personal loans	9,843	11,448
SpringCastle Portfolio	—	1,703
Allowance for finance receivable losses	500	431
Finance receivables held for sale	—	435
Restricted cash and cash equivalents	548	663
Other assets	14	48

Liabilities
Long-term debt	$8,287	$11,654
Other liabilities	14	17

SECURITIZATION TRANSACTIONS

SFC Auto Loan Securitization

ODART 2016-1 Securitization. On July 19, 2016, SFC completed a private securitization transaction in which OneMain Direct Auto Receivables Trust 2016-1 (“ODART 2016-1”), a wholly owned special purpose vehicle of SFC, issued $754 million principal amount of notes backed by direct auto loans with an aggregate UPB of $754 million as of June 30, 2016. $700 million principal amount of the notes issued by ODART 2016-1, represented by Classes A, B and C, were sold to unaffiliated parties at a weighted average interest rate of 2.27%, and $54 million principal amount of Class D notes were retained. The maturity dates of the notes occur on January 15, 2021 for the Class A, May 17, 2021 for the Class B, September 15, 2021 for the Class C and February 15, 2023 for the Class D. The first principal and interest payment on the notes was due on August 15, 2016. The indenture governing the ODART 2016-1 notes contains events of default which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

SFC Consumer Loan Securitization

Call of 2013-B Notes. On February 16, 2016, Sixteenth Street Funding LLC (“Sixteenth Street”), a wholly owned subsidiary of SFC, exercised its right to redeem the asset backed notes issued by the Springleaf Funding Trust 2013-B on June 19, 2013 (the “2013-B Notes”). To redeem the 2013-B Notes, Sixteenth Street paid a redemption price of $371 million, which included $1 million of accrued interest and excluded $30 million for the Class C and Class D Notes owned by Sixteenth Street on February 16, 2016, the date of the optional redemption. The outstanding principal balance of the 2013-B Notes was $400 million on the date of the optional redemption.

OMFH Consumer Loan Securitizations

OMFIT 2016-1 Securitization. On February 10, 2016, OMFH completed a private securitization transaction in which OneMain Financial Issuance Trust 2016-1 (“OMFIT 2016-1”), a wholly owned special purpose vehicle of OMFH, issued $500 million of notes backed by personal loans. $414 million of the notes issued by OMFIT 2016-1, represented by Classes A and B, were sold to unaffiliated third parties at a weighted average interest rate of 3.79%, and $86 million of the notes issued by OMFIT 2016-1, represented by Classes C and D, were retained by OMFH. The notes mature on February 20, 2029 and have a 34-month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate UPB of $570 million as of February 10, 2016. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

On May 17, 2016, $45 million of the notes issued by OMFIT 2016-1, represented by Class C, were sold to unaffiliated third parties at an interest rate of 6.00%.

OMFIT 2016-2 Securitization. On March 23, 2016, OMFH completed a private securitization transaction in which OneMain Financial Issuance Trust 2016-2 (“OMFIT 2016-2”), a wholly owned special purpose vehicle of OMFH, issued $890 million of notes backed by personal loans. $733 million of the notes issued by OMFIT 2016-2, represented by Classes A and B, were sold to unaffiliated third parties at a weighted average interest rate of 4.37%, and $157 million of the notes issued by OMFIT 2016-2, represented by Classes C and D, were retained by OMFH. The notes mature on March 20, 2028 and have a 23-month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate UPB of $1.0 billion as of March 23, 2016. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

On July 25, 2016, OneMain Financial Funding III, LLC, a wholly owned special purpose vehicle of OMFH, sold $83 million principal amount of the previously retained Class C Notes issued by OMFIT 2016-2 to unaffiliated third parties at an interest rate of 5.67%.

OMFIT 2016-3 Securitization. On June 7, 2016, OMFH completed a private securitization transaction in which OneMain Financial Issuance Trust 2016-3 (“OMFIT 2016-3”), a wholly owned special purpose vehicle of OMFH, issued $350 million of notes backed by personal loans. $317 million of the notes issued by OMFIT 2016-3, represented by Classes A, B and C, were sold to unaffiliated third parties at a weighted average interest rate of 4.33%, and $33 million of the notes issued by OMFIT 2016-3, represented by Class D, were retained by OMFH. The notes mature on June 18, 2031 and have a 59-month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate UPB of $397 million as of June 7, 2016. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

REVOLVING CONDUIT FACILITIES

Conduit Facilities

As of September 30, 2016, our borrowings under conduit facilities consisted of the following:

(dollar in millions)	Note Maximum Balance	Amount Drawn	Revolving Period End

Springleaf
First Avenue Funding LLC (a)	$250	$—	June 2018
Midbrook 2013-VFN1 Trust (b)	300	—	February 2018
Mill River 2015-VFN1 Trust (c)	100	—	May 2018
Second Avenue Funding LLC	250	—	June 2018
Springleaf 2013-VFN1 Trust (d)	850	—	January 2018
Sumner Brook 2013-VFN1 Trust	350	—	January 2018
Whitford Brook 2014-VFN1 Trust (e)	250	—	June 2018

OneMain
OneMain Financial B3 Warehouse Trust	350	—	January 2019
OneMain Financial B4 Warehouse Trust	750	—	February 2019
OneMain Financial B5 Warehouse Trust (f)	550	—	February 2019
OneMain Financial B6 Warehouse Trust (g)	600	—	February 2019
Total	$4,600	$—

(a)	First Avenue Funding LLC. On June 30, 2016, we amended the note purchase agreement with the First Avenue Funding LLC (“First Avenue”) to extend the revolving period ending in March 2018 to June 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying direct auto loans and will be due and payable in full 12 months following the maturity of the last direct auto loan held by First Avenue.

(b)	Midbrook 2013-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Midbrook Funding Trust 2013-VFN1 to (i) extend the revolving period ending in June 2016 to February 2018 and (ii) decrease the maximum principal balance from $300 million to $250 million on February 24, 2017. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period.

(c)	Mill River 2015-VFN1 Trust. On January 21, 2016, we amended the note purchase agreement with the Mill River 2015-VFN1 Trust to decrease the maximum principal balance from $400 million to $100 million.

(d)	Springleaf 2013-VFN1 Trust. On January 21, 2016, we amended the note purchase agreement with the Springleaf 2013-VFN1 Trust to (i) increase the maximum principal balance from $350 million to $850 million and (ii) extend the revolving period ending in April 2017 to January 2018, which may be extended to January 2019, subject to the satisfaction of customary conditions precedent. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period.

(e)	Whitford Brook 2014-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Whitford Brook Funding Trust 2014-VFN1 (the “Whitford Brook 2014-VFN1 Trust”) to extend the revolving period ending in June 2017 to June 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 12th month following the end of the revolving period.

(f)	OneMain Financial B5 Warehouse Trust. On March 21, 2016, we refinanced the OneMain Financial B1 Warehouse Trust into OneMain Financial B5 Warehouse Trust with the same unaffiliated financial institutions that provided committed financing on a revolving basis for personal loans originated by OMFH’s subsidiaries. The maximum principal balance under the new facility is $550 million. The aggregate maximum capacity for this facility is subject to a scheduled reduction of $100 million on January 21, 2017 and a further reduction of $100 million on January 21, 2018.

(g)	OneMain Financial B6 Warehouse Trust. On July 28, 2016, we amended the note purchase agreement with the OneMain Financial B6 Warehouse Trust to decrease the maximum principal balance from $750 million to $600 million.

VIE INTEREST EXPENSE

Other than our retained subordinate and residual interests in the remaining consolidated securitization trusts, we are under no obligation, either contractually or implicitly, to provide financial support to these entities. Consolidated interest expense related to our VIEs for the three and nine months ended September 30, 2016 totaled $81 million and $261 million, respectively, compared to $49 million and $136 million for the three and nine months ended September 30, 2015, respectively.

DECONSOLIDATED VIES

As a result of the SpringCastle Interests Sale on March 31, 2016, we deconsolidated the securitization trust holding the underlying loans of the SpringCastle Portfolio and previously issued securitized interests, which were reported in long-term debt.

As a result of the sales of the mortgage-backed retained certificates during 2014, we (i) deconsolidated the securitization trusts holding the underlying real estate loans and previously issued securitized interests which were reported in long-term debt and (ii) established a reserve for sales recourse obligations of $7 million related to these sales. At September 30, 2016, this reserve totaled $7 million. We had no repurchase activity associated with these sales as of September 30, 2016. See Note 14 for further information on the total reserve for sales recourse obligations relating to our real estate loan sales, including the sales of the mortgage-backed retained certificates.

13. Variable Interest Entities

As part of our overall funding strategy and as part of our efforts to support our liquidity from sources other than our traditional capital market sources, we have transferred certain finance receivables to VIEs for securitization transactions. Since these transactions involve securitization trusts required to be consolidated, the securitized assets and related liabilities are included in our consolidated financial statements and are accounted for as secured borrowings.

CONSOLIDATED VIES

We evaluated the securitization trusts and determined that these entities are VIEs of which SFC or OMFH is the primary beneficiary, and, therefore, we consolidated such entities. SFC or OMFH is deemed to be the primary beneficiary of each of these VIEs because SFC or OMFH has the ability to direct the activities of each VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE. Such ability stems from SFC’s or OMFH’s and/or their affiliates’ contractual right to service the securitized finance receivables. Our retained subordinated notes and residual interest trust certificates expose us to potentially significant losses and potentially significant returns.

The asset-backed securities issued by the securitization trusts are supported by the expected cash flows from the underlying securitized finance receivables. Cash inflows from these finance receivables are distributed to investors and service providers in accordance with each transaction’s contractual priority of payments (“waterfall”) and, as such, most of these inflows must be directed first to service and repay each trust’s senior notes or certificates held principally by third-party investors. The holders of the asset-backed securities have no recourse to the Company if the cash flows from the underlying qualified securitized assets are not sufficient to pay all principal and interest on the asset-backed securities. After these senior obligations are extinguished, substantially all cash inflows will be directed to the subordinated notes until fully repaid and, thereafter, to the residual interest that we own in each securitization trust. We retain interests in these securitization transactions, including residual interests in each securitization trust and, in some cases, subordinated securities issued by the VIEs. We retain credit risk in the securitizations through our ownership of the residual interest in each securitization trust, and, in some cases, ownership of the most subordinated class of asset-backed securities, which are the first to absorb credit losses on the securitized assets. We expect that any credit losses in the pools of securitized assets will likely be limited to our subordinated and residual retained interests. We have no obligation to repurchase or replace qualified securitized assets that subsequently become delinquent or are otherwise in default.

We parenthetically disclose on our consolidated balance sheets the VIE’s assets that can only be used to settle the VIE’s obligations and the VIE liabilities if the VIE’s creditors have no recourse against the primary beneficiary’s general credit. The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)
December 31,	2015	2014

Assets
Cash and cash equivalents (a)	$11	$52
Finance receivables:
Personal loans	11,424	1,853
SpringCastle Portfolio	1,576	1,979
Allowance for finance receivable losses	431	72
Finance receivables held for sale	435	—
Restricted cash and cash equivalents	663	210
Other assets (a)	48	23

Liabilities
Long-term debt (b)	$11,654	$3,630
Other liabilities (a)	17	8

(a)	In connection with our disclosure integration with OneMain, we have expanded our presentation to include cash and cash equivalents, other assets and other liabilities associated with our securitization trusts.

(b)	As a result of our early adoption of ASU 2015-03 in June of 2015, we reclassified $14 million of debt issuance costs related to our long-term debt associated with our securitizations as of December 31, 2014, from other assets to long-term debt.

SECURITIZATION TRANSACTIONS

SFC Consumer Loan Securitizations

SFC 2013-A Securitization. On February 19, 2013, SFC completed a private securitization transaction in which Tenth Street Funding LLC (“Tenth Street”), a wholly owned special purpose vehicle of SFC, sold $568 million of notes backed by personal loans held by Springleaf Funding Trust 2013-A (the “2013-A Trust”), at a 2.83% weighted average yield. The notes were scheduled to mature in September 2021. SFC sold the asset-backed notes for $568 million, after the price discount but before expenses and a $7 million interest reserve requirement. SFC initially retained $36 million of the 2013-A Trust’s subordinate asset-backed notes.

On December 15, 2015, Tenth Street exercised its right to redeem the asset-backed notes issued by the 2013-A Trust on February 19, 2013 (the “2013-A Notes”). To redeem the 2013-A Notes, Tenth Street paid a redemption price of $189 million, which excluded $37 million for the Class D 2013-A Notes owned by Tenth Street on the date of the optional redemption. The outstanding principal balance of the 2013-A Notes was $225 million on the date of the optional redemption.

SFC 2013-B Securitization. On June 19, 2013, SFC completed a private securitization transaction in which a wholly owned special purpose vehicle of SFC sold $256 million of notes backed by personal loans held by Springleaf Funding Trust 2013-B (the “2013-B Trust”), at a 4.11% weighted average yield. The notes mature in June 2023 and have a thirty-five month revolving period during which no principal payments are required to be made on the notes. SFC sold the asset-backed notes for $255 million, after the price discount but before expenses and a $4 million interest reserve requirement. SFC initially retained $114 million of the 2013-B Trust’s senior asset-backed notes (which SFC subsequently sold in 2013 and recorded $112 million of additional debt) and $30 million of the 2013-B Trust’s subordinate asset-backed notes. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

2013-BAC Securitization. On September 25, 2013, SFC completed a private securitization transaction in which the Springleaf Funding Trust 2013-BAC (the “2013-BAC Trust”), a wholly owned special purpose vehicle of SFC, issued $500 million of notes backed by an amortizing pool of personal loans acquired from subsidiaries of SFC. SFC sold the personal loan-backed notes for gross proceeds of $500 million.

On March 27, 2014, SFC repaid the entire $231 million outstanding principal balance of the notes, plus accrued and unpaid interest of the 2013-BAC Trust.

SFC 2014-A Securitization. On March 26, 2014, SFC completed a private securitization transaction in which a wholly owned special purpose vehicle of SFC sold $559 million of notes backed by personal loans held by Springleaf Funding Trust 2014-A (the “2014-A Trust”), at a 2.62% weighted average yield. The notes mature in December 2022 and have a twenty-three month revolving period during which no principal payments are required to be made on the notes. SFC sold the asset-backed notes for $559 million, after the price discount but before expenses and a $6 million interest reserve requirement. SFC initially retained $33 million of the 2014-A Trust’s subordinate asset-backed notes. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

SFC 2015-A Securitization. On February 26, 2015, SFC completed a private term securitization transaction in which a wholly owned special purpose vehicle of SFC sold $1.2 billion of notes backed by personal loans held by Springleaf Funding Trust 2015-A at a 3.58% weighted average yield. The notes mature in November 2024 and have a thirty-five month revolving period during which no principal payments are required to be made on the notes. SFC sold the asset-backed notes for $1.2 billion, after the price discount but before expenses and a $12 million interest reserve requirement. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

SFC 2015-B Securitization. On April 7, 2015, SFC completed a private term securitization transaction in which a wholly owned special purpose vehicle of SFC sold $314 million of notes backed by personal loans held by Springleaf Funding Trust 2015-B at a 3.84% weighted average yield. The notes mature in May 2028 and have a fifty-nine month revolving period during which no principal payments are required to be made on the notes. SFC sold the asset-backed notes for $314 million, after the price discount but before expenses and a $3 million interest reserve requirement. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

OMFH Consumer Loan Securitizations

As a result of the OneMain Acquisition, we acquired five on-balance sheet consumer securitizations during 2015.

OMFH 2014-1 Securitization. On April 17, 2014, OMFH completed its initial securitization transaction in which OneMain Financial Issuance Trust 2014-1, a wholly owned special purpose entity of OMFH, issued fixed-rate funding notes with an initial principal balance of $760 million. The notes mature in June 2024 and have a twenty-three month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate unpaid principal balance of $760 million as of October 31, 2015. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes. As of November 15, 2015, the weighted average interest rate for the notes was 2.57%.

OMFH 2014-2 Securitization. On July 30, 2014, OMFH completed a securitization transaction in which the OneMain Financial Issuance Trust 2014-2, a wholly owned special purpose vehicle of OMFH, issued fixed-rate funding notes with an initial principal balance of $1.2 billion. The notes mature in September 2024 and have a twenty-three month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate unpaid principal balance of $1.2 billion as of October 31, 2015. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes. As of November 15, 2015, the weighted average interest rate for the notes was 3.09%.

OMFH 2015-1 Securitization. On February 5, 2015, OMFH completed a securitization transaction in which the OneMain Financial Issuance Trust 2015-1, a wholly owned special purpose vehicle of OMFH, issued fixed-rate funding notes with an initial principal balance of $1.2 billion. The notes mature in March 2026 and have a thirty-five month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate unpaid principal balance of $1.2 billion as of October 31, 2015. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes. As of November 15, 2015, the weighted average interest rate for the notes was 3.88%.

OMFH 2015-2 Securitization. On May 21, 2015, OMFH completed a securitization transaction in which the OneMain Financial Issuance Trust 2015-2, a wholly owned special purpose vehicle of OMFH, issued fixed-rate funding notes with an initial principal balance of $1.3 billion. The notes mature in July 2025 and have a twenty-three month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate unpaid principal balance of $1.3 billion as of October 31, 2015. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes. As of November 15, 2015, the weighted average interest rate for the notes was 3.25%.

OMFH 2015-3 Securitization. On September 29, 2015, OMFH completed a securitization transaction in which the OneMain Financial Issuance Trust 2015-3, a wholly owned special purpose vehicle of OMFH, issued fixed-rate funding notes with an initial principal balance of $293 million. The notes mature in November 2028 and have a fifty-nine month revolving period during which no principal payments are required to be made on the notes. These notes are collateralized by a pool of secured and unsecured fixed rate personal loans with an aggregate unpaid principal balance of $293 million as of October 31, 2015. The indenture governing the notes contains customary early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes. As of November 15, 2015, the weighted average interest rate for the notes was 4.31%.

SpringCastle Securitizations

SpringCastle 2013-A Securitization. On April 1, 2013, in connection with our acquisition of an unsecured loan portfolio from HSBC, the Co-issuer LLCs sold, in a private securitization transaction, $2.2 billion of Class A Notes backed by the acquired loans. The Class A Notes were acquired by initial purchasers for $2.2 billion, after the price discount but before expenses and a

$10 million advance reserve requirement. The initial purchasers sold the Class A Notes to secondary investors at a 3.75% weighted average yield. The Co-issuer LLCs retained subordinate Class B Notes with a principal balance of $372 million, which was subsequently sold in 2013 and $357 million of additional debt was recorded.

SpringCastle 2014-A Securitization. On October 3, 2014, the Co-Issuers issued $2.6 billion of the SpringCastle 2014-A Notes at a 4.68% weighted average yield in a private placement transaction. The SpringCastle 2014-A Notes are collateralized by the SpringCastle Portfolio. The Co-Issuers sold the SpringCastle 2014-A Notes for approximately $2.6 billion after the price discount but before expenses. The Co-Issuers used the proceeds from the SpringCastle 2014-A Notes to repay in full on October 3, 2014 the SpringCastle 2013-A Notes. At September 30, 2014, the UPB of the SpringCastle 2013-A Notes was $1.5 billion.

On October 3, 2014, Springleaf Acquisition Corporation (“SAC”) purchased $363 million initial principal amount of the SpringCastle 2014-A Notes. The Co-Issuers retained $62 million of the SpringCastle 2014-A Notes. Certain subsidiaries of NRZ own a 30% equity interest in the Co-Issuers. NRZ is managed by an affiliate of Fortress.

On March 9, 2015, SAC agreed to sell $232 million and $131 million principal amount of the previously retained Class C and Class D SpringCastle 2014-A Notes, respectively, to an unaffiliated third party at a premium to the principal balance. The sale was completed on March 16, 2015.

SFC Mortgage Securitizations

SFC 2013-1 Securitization. On April 10, 2013, SFC completed a private securitization transaction in which a wholly owned special purpose vehicle of SFC sold $783 million of notes backed by real estate loans held by Springleaf Mortgage Loan Trust 2013-1 (the “2013-1 Trust”), at a 2.85% weighted average yield. SFC sold the mortgage-backed notes for $782 million, after the price discount but before expenses. SFC initially retained $237 million of the 2013-1 Trust’s subordinate mortgage-backed notes.

SFC 2013-2 Securitization. On July 9, 2013, SFC completed a private securitization transaction in which a wholly owned special purpose vehicle of SFC sold $599 million of notes backed by real estate loans held by Springleaf Mortgage Loan Trust 2013-2 (the “2013-2 Trust”), at a 2.88% weighted average yield. SFC sold the mortgage-backed notes for $591 million, after the price discount but before expenses. SFC initially retained $535 million of the 2013-2 Trust’s subordinate mortgage-backed notes.

SFC 2013-3 Securitization. On October 9, 2013, SFC completed a private securitization transaction in which a wholly owned special purpose vehicle of SFC sold $271 million of notes backed by real estate loans held by Springleaf Mortgage Loan Trust 2013-3 (the “2013-3 Trust”), at a 3.40% weighted average yield. SFC sold the mortgage-backed notes for $269 million, after the price discount but before expenses. SFC initially retained $229 million of the 2013-3 Trust’s subordinate mortgage-backed notes.

Sales of Previously Retained Mortgage-backed Notes

During 2013, SFC sold the following previously retained mortgage-backed notes:

(dollars in millions)	Principal Amount of Previously Retained Notes Issued	Carrying Amount of Additional Debt Recorded

Mortgage Securitizations
SLFMT 2012-2	$20	$21
SLFMT 2012-3	8	8
SLFMT 2013-2	158	149
SLFMT 2013-3	23	23

During 2014, our remaining beneficial interests in the mortgage-backed retained certificates related to its previous mortgage securitization transactions were sold in a series of separate transactions. As a result of these sales, we deconsolidated the securitization trusts holding the underlying real estate loans and previously issued securitized interests which were reported in long-term debt, as we no longer were considered the primary beneficiary.

REVOLVING CONDUIT FACILITIES

SFC Conduit Facilities

Midbrook 2013-VFN1 Securitization. On September 26, 2013, SFC established a private securitization facility in which the Midbrook Funding Trust 2013-VFN1 (the “Midbrook 2013-VFN1 Trust”), a wholly owned special purpose vehicle of SFC, could issue variable funding notes with a maximum principal balance of $300 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but could be funded from time to time over a one-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes could also be paid down in whole or in part and then redrawn. Following the one-year funding period, the principal amount of the notes, if any, would amortize and would be due and payable in full in October 2017.

On June 13, 2014, SFC amended the note purchase agreement with the Midbrook 2013-VFN1 Trust to extend the one-year funding period to a two-year funding period. Following the two-year funding period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in July 2019. The maximum principal balance of variable funding notes that can be issued remained at $300 million. At December 31, 2015, no amounts had been funded.

The note purchase agreement with the Midbrook 2013-VFN1 Trust was amended on February 24, 2016. See Note 25 for information on this subsequent amendment.

Springleaf 2013-VFN1 Securitization. On September 27, 2013, SFC established a private securitization facility in which the Springleaf Funding Trust 2013-VFN1 (the “Springleaf 2013-VFN1 Trust”), a wholly owned special purpose vehicle of SFC, may issue variable funding notes with a maximum principal balance of $350 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but may be funded from time to time over a two-year period, which may be extended for one year, subject to the satisfaction of customary conditions precedent. During this period, the notes can also be paid down in whole or in part and then redrawn. Following the two- or three-year funding period, as the case may be, the principal amount of the notes, if any, will amortize and will be due and payable in full in October 2019.

On May 20, 2015, SFC amended the note purchase agreement with the Springleaf 2013-VFN1 Trust to, among other things, extend the original two-year revolving period ending October of 2015 to a two-year revolving period ending April of 2017, which may be extended for up to one additional year, subject to satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in May of 2020. At December 31, 2015, the maximum amount that could be drawn under the notes remained at $350 million. No amounts were drawn under the notes as of December 31, 2015.

The note purchase agreement with the Springleaf 2013-VFN1 Trust was amended on January 21, 2016. See Note 25 for information on this subsequent amendment.

Sumner Brook 2013-VFN1 Securitization. On December 20, 2013, SFC established a private securitization facility in which the Sumner Brook Funding Trust 2013-VFN1 (the “Sumner Brook 2013-VFN1 Trust”), a wholly owned special purpose vehicle of SFC, may issue variable funding notes with a maximum principal balance of $350 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but may be funded from time to time over a two-year period. During this period, the notes can also be paid down in whole or in part and then redrawn. Following the two-year funding period, the principal amount of the notes, if any, will amortize and will be due and payable in full in August 2022.

On January 16, 2015, SFC amended the note purchase agreement with the Sumner Brook 2013-VFN1 Trust to extend the two-year revolving period ending December of 2015 to a three-year revolving period ending January of 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in August of 2024. The maximum principal balance of variable funding notes that can be issued remained at $350 million. On December 21, 2015, SFC drew $100 million under the notes, which remained outstanding as of December 31, 2015.

Whitford Brook 2014-VFN1 Securitization. On June 26, 2014, SFC established a private securitization facility in which the Whitford Brook Funding Trust 2014-VFN1 (the “Whitford Brook 2014-VFN1 Trust”), a wholly owned special purpose vehicle of SFC, may issue variable funding notes with a maximum principal balance of $300 million to be backed by personal loans acquired from subsidiaries of SFC. The notes will be funded over a three-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes can also be paid down to the required minimum balance of $100 million and then redrawn. Following the three-year funding period, the principal amount of the notes will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in July 2018, unless an option to prepay is elected between July 2017 and July 2018.

On March 24, 2015, SFC amended the sale and servicing agreement relating to the Whitford Brook 2014-VFN1 Trust to remove the requirement for a $100 million minimum balance drawn under the variable funding notes, which are to be backed by personal loans acquired from subsidiaries of SFC from time to time. On March 25, 2015, SFC paid down the note balance of $100 million.

On June 3, 2015, SFC amended the note purchase agreement relating to the Whitford Brook 2014-VFN1 Trust to reduce the $300 million maximum principal balance to $250 million. On each of July 15, 2015 and December 3, 2015, SFC drew $100 million under the notes. As of December 31, 2015, $200 million remained outstanding under the notes.

The note purchase agreement with the Whitford Brook 2015-VFN1 Trust was amended on February 24, 2016. See Note 25 for information on this subsequent amendment.

Mill River 2015-VFN1 Securitization. On May 27, 2015, SFC established a private securitization facility in which Mill River Funding Trust 2015-VFN1 (the “Mill River 2015-VFN1 Trust”), a wholly owned special purpose vehicle of SFC, issued variable funding notes with a maximum principal balance of $400 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but may be funded from time to time over a three-year revolving period, subject to the satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in June of 2021. On each of November 23, 2015 and December 10, 2015, SFC drew $200 million under the notes. As of December 31, 2015, $400 million remained outstanding under the notes.

The note purchase agreement with the Mill River 2015-VFN1 Trust was amended on January 21, 2016. See Note 25 for information on this subsequent amendment.

Second Avenue Funding LLC Securitization. On June 3, 2015, SFC established a private securitization facility in which Second Avenue Funding LLC, a wholly owned special purpose vehicle of SFC, issued variable funding notes with a maximum principal balance of $250 million to be backed by auto loans acquired from subsidiaries of SFC. No amounts were funded at closing, but may be funded from time to time over a three-year revolving period, subject to the satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the three-year revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying auto loans and will be due and payable in full in June of 2019. On November 23, 2015, SFC drew $250 million under the notes, which remained outstanding as of December 31, 2015.

First Avenue Funding LLC Securitization. On June 10, 2015, SFC established a private securitization facility in which First Avenue Funding LLC (“First Avenue”), a wholly owned special purpose vehicle of SFC, issued variable funding notes with a maximum principal balance of $250 million to be backed by auto loans acquired from subsidiaries of SFC. No amounts were funded at closing, but may be funded from time to time over a two-year revolving period, subject to the satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the two-year revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying auto loans and will be due and payable in full twelve months following the maturity of the last auto loan held by First Avenue. On November 23, 2015, SFC drew $250 million under the notes, which remained outstanding as of December 31, 2015.

On December 11, 2015, SFC amended the facility to extend the scheduled maturity date until December 10, 2017.

OMFH Conduit Facility

On February 3, 2015, OMFH entered into the 2015 Warehouse Facility with a borrowing capacity of $3.0 billion, whereby OneMain Financial Warehouse Trust (the “Warehouse Trust”), a wholly owned statutory trust, issued variable funding notes, backed by personal loans, to five financial institutions and, from time to time, asset-backed commercial paper conduits administered by these financial institutions. During the revolving period of the facility, OMFH was permitted to sell personal loans into the Warehouse Trust and draw advances against the value of such personal loans, subject to meeting required overcollateralization levels. The lenders were required to make advances against the notes on a revolving basis through December 31, 2017. The initial $3.0 billion maximum borrowing capacity was scheduled to be reduced by $500 million on January 30, 2016 and by an additional $1.0 billion on January 30, 2017. The notes were scheduled to mature on January 18, 2025. During the revolving period, the outstanding note balance was permitted to be redeemed, in whole or in part, at OMFH’s option. At December 31, 2015, $1.4 billion was drawn under the notes.

See Note 25 for information regarding the subsequent termination and replacement of the 2015 Warehouse Facility on January 21, 2016.

VIE INTEREST EXPENSE

Other than our retained subordinate and residual interests in the remaining consolidated securitization trusts, we are under no obligation, either contractually or implicitly, to provide financial support to these entities. Consolidated interest expense related to our VIEs totaled $216 million in 2015, $214 million in 2014, and $224 million in 2013.

DECONSOLIDATED VIES

As a result of the sales of the mortgage-backed retained certificates during 2014, we deconsolidated the securitization trusts holding the underlying real estate loans and previously issued securitized interests which were reported in long-term debt. The total carrying value of these real estate loans as of the sale dates was $5.2 billion. During 2014, we established a reserve for sales recourse obligations of $7 million related to these sales. At December 31, 2015, this reserve totaled $7 million. We had no repurchase activity associated with these sales as of December 31, 2015. See Note 20 for further information on the total reserve for sales recourse obligations relating to the real estate loan sales, including the sales of the mortgage-backed retained certificates.